Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes Table [Abstract]
Schedule of federal income tax rate
	Year Ended December 31,
	2022	2021
Income (loss) before income taxes	$(28,260,571)	$(15,127,629)
Tax at Federal Statutory Rate	(5,934,720)	(3,176,802)
Federal Return to Accrual	—	—
Non deductible expenses	193,421	1,754,071
Change in valuation allowance	5,741,299	1,422,731
Income tax expense	—	—
	0.00%	0.00%

Schedule of income tax expense consisted
Year Ended December 31,
	2022	2021
Current income taxes:
Federal	$—	$—
State and local	—	—
Total current tax	—	—

Deferred income taxes:
Federal	—	—
State and local	—	—
Total deferred tax	—	—
Income tax expense	$—	$—

Schedule of deferred tax position reflects the net tax effects of the temporary
	Year Ended December 31,
	2022	2021
Deferred tax assets:
Fixed Assets	$113,135	$103,863
Stock Compensation	758,306	211,849
Warrant Liability Gain/Loss	1,356,828	—
Net Operating Losses	9,666,591	6,262,113
Business Credit Carryforward	1,426,116	1,426,117
Capitalized R & D	449,626	—
Other assets	109,616	13,634
Total deferred tax assets	13,880,218	8,017,576

Deferred tax liabilities:
Unrealized F/X	(54,729)	—
Other Liabilities	(66,614)	—
Total deferred tax liabilities	(121,343)	—

Valuation allowance	(13,758,875)	(8,017,576)
Net deferred tax assets	$—	$—

CleanTech Acquisition Corp [Member]
Income Taxes Table [Abstract]
Schedule of net deferred tax assets (liabilities)
Deferred tax assets:
Start-up costs	$252,290
Net operating loss carryforwards	20,412
Total deferred tax assets	272,702
Valuation allowance	(271,562)
Deferred tax liabilities:
Unrealized gain on investments	(1,140)
Total deferred tax liabilities	(1,140)
Deferred tax assets, net of allowance	$—

Schedule income tax provision
Federal
Current	$—
Deferred	(271,562)

State
Current	—
Deferred	—
Change in valuation allowance	271,562
Income tax provision	$—

Schedule of federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of derivative warrant liabilities	61.1%
Non-deductible transaction costs	(8.8)%
Change in valuation allowance	(73.3)%
Income tax provision	0.0%